RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2023
Related Party [Abstract]
Disclosure of transactions between related parties	following table summarizes the transactions the company has entered into with related parties and balances the company has entered into for the three and six-month periods ended June 30, 2023 and 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2023	2022	2023	2022
Transactions during the period
Revenues (1)	$6	$53	$53	$124
Interest income	3	—	11	—
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(1)The company provides construction services to affiliates of Brookfield.

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Balances at end of period:
Accounts and other receivable, net	$202	$602
Accounts payable and other	35	269
Non-recourse borrowings in subsidiaries of the company	44	—